BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS
NOTE 5:-	BUSINESS COMBINATIONS

On September 1, 2021, the Company consummated the Connexity Acquisition, an independent e-Commerce media platform in the open web.

In accordance with the acquisition method of accounting, the total purchase price for the Connexity Acquisition was $752,014, subject to working capital adjustments, comprised of $593,894 in cash, $157,689 based on the fair value of 17,328,049 shares of the Company’s ordinary shares on the closing date and additional $431 paid in January 2022.

Under the preliminary purchase price allocation, Taboola allocates the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management at the time of the acquisition. Such estimates are subject to change during the measurement period which is not expected to exceed one year. Any adjustments to the preliminary purchase price allocation identified during the measurement period will be recognized in the period in which the adjustments are determined.

In addition to the purchase consideration and pursuant to holdback agreements with certain Connexity employees, the Company is committed to issue 3,681,030 of the Company’s ordinary shares, to be released to those employees over the period of three years after the acquisition date, subject to their continued service and expensed over the applicable service periods. In addition, the Company issued approximately $40,000 of RSUs to Connexity employees in accordance with the terms of the Company’s equity incentive plan, which is expected to vest and be expensed over 4-5-year service period.

Acquisition-related transaction costs are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred. The Company incurred transaction costs $6,432 during the year ended December 31, 2021 which were included in general and administrative expenses in the consolidated statements of income (loss).

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Cash and cash equivalent	$10,437
Other current assets	50,785
Intangible assets	270,025
Goodwill	531,174
Other noncurrent assets	8,432
Total assets acquired	870,853

Current liabilities	66,769
Deferred tax liability, net	52,070
Total liabilities assumed	118,839

Total purchase consideration	$752,014

Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired, and is attributable primarily to expected synergies, economies of scale and the assembled workforce of Connexity. Goodwill is not deductible for income tax purposes.

The following table summarizes the preliminary estimate of the intangible assets and their estimated useful lives as of the acquisition date:

	Fair Value	Useful life
		(In years)

Merchant/ Network affiliate relationships (1)	$146,547	4.5
Publisher relationships (2)	42,933	4.0
Tradenames (1)	23,997	3.0
Technology (1)	56,548	5.0
Total Intangible assets acquired	$270,025

(1)	Merchant/ Network affiliate relationships, Tradenames and Technology fair values were determined by using the income approach.

(2)	Publisher relationships fair values were determined by using the cost approach.

The results of operations of Connexity have been included in the consolidated financial statements since the acquisition date of September 1, 2021. Connexity revenue included in the Company’s consolidated statement of operations from September 1, 2021 through December 31, 2021 was $37,692. There is no practical way to determine net income attributable to Connexity due to integration.

The following unaudited pro forma combined financial information table presents the results of operations of the Company and Connexity as if the acquisition of Connexity have been completed on January 1, 2020. The unaudited pro forma financial information includes adjustments primarily related to amortization of the acquired intangible assets, recognition of transaction costs and bonuses, recognition of share-based compensation associated with RSU grants to Connexity employees and the holdback consideration, as noted above.

The unaudited pro forma results have been prepared for illustrative purposes only and are not necessarily indicative of what the actual results of operations of the Company and Connexity, combined, would have been due to any synergies, economies of scale and the assembled workforce of Connexity.

	Year Ended December 31,
	(Unaudited)
	2021	2020

Revenues	$1,433,555	$1,258,214
Net income (loss)	$(50,312)	$(144,146)